Investments In Affiliated Companies, Partnerships And Other Companies (Investments In Companies Accounted For Under The Equity Method) (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2024	Dec. 31, 2023
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Investment in Company accounted for under the equity method		$ 101,145	$ 90,252
Subsidiary B | Wholly-Owned U.K Subsidiary | Corporate Joint Venture
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Joint Venture, Ownership Percentage	50.00%
Subsidiary B | Kellogg Brown & Root Limited | Corporate Joint Venture
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Joint Venture, Ownership Percentage	50.00%
Company C | Corporate Joint Venture
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Joint Venture, Ownership Percentage	49.00%
Company C | Adani Group | Corporate Joint Venture
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Joint Venture, Ownership Percentage	51.00%
Subsidiary A
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Investment in Company accounted for under the equity method		$ 88,974	79,285
Ownership percentage		50.00%
Proceeds from Dividends Received		$ 10,800	8,900
Subsidiary A | Rafael Advanced Defense Systems Ltd
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Ownership percentage		50.00%
Subsidiary B
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Investment in Company accounted for under the equity method		$ 5,220	3,496
Subsidiary C
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Investment in Company accounted for under the equity method		3,641	3,119
Others
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Investment in Company accounted for under the equity method		$ 3,310	$ 4,352